Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplementary Cash Flow Information [Line Items]
Increase (decrease) to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ (4.7)	$ 20.6
Plant and equipment - ROU assets [Member] | Cost [Member]
Supplementary Cash Flow Information [Line Items]
Additions	25.5	21.4
Equipment financing [Member]
Supplementary Cash Flow Information [Line Items]
Additions	71.0	0.0
Agreements with communities [Member]
Supplementary Cash Flow Information [Line Items]
Additions	$ 18.6	17.3
Rockcliff Metals Corporation [Member]
Supplementary Cash Flow Information [Line Items]
Assets acquired through the acquisition of Rockcliff		$ 14.2